John Hancock Income Funds
                          Supplement to the Prospectus
                            dated September 15, 2005

                 John Hancock Income Funds Institutional Class I
                          Supplement to the Prospectus
                            dated September 15, 2005


John Hancock Strategic Income Fund

The "Portfolio Managers" section for John Hancock Strategic Income Fund has been deleted and replaced with the following:

Portfolio Managers

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Barry H. Evans
   Joined fund team in 2006
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005

Managers share investment strategy and decisions






January 13, 2006

INCPS2 1/06

                          John Hancock Retirement Funds
                          Supplement to the Prospectus
                            dated September 15, 2005


John Hancock Strategic Income Fund

The "Portfolio Managers" section for John Hancock Strategic Income Fund has been deleted and replaced with the following:


Portfolio Managers

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Barry H. Evans
   Joined fund team in 2006
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005

Managers share investment strategy and decisions





January 13, 2006

MFRPS2 1/06